Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition Purchase Price Allocation [Line Items]
Total estimated purchase price			$ 971.6
Business acquisition, value of equity issued			971.6
LeTourneau Technologies, Inc. Acquisition [Member]
Business Acquisition [Line Items]
Preliminary goodwill	119.3
Business Acquisition Purchase Price Allocation [Line Items]
Cash	0.6
Accounts receivable	81.0
Inventory	253.7
Other current assets	14.0
Property, plant and equipment	60.7
Goodwill	119.3
Intangibles	60.7
Other non-current assets	4.7
Accounts payable and accrued liabilities	(219.7)
Total estimated purchase price	375.0
Business acquisition, value of equity issued	375.0
Business Acquisition LeTourneau Technologies [Member]
Business Acquisition [Line Items]
Cash purchase price for company's acquired	375.0
Other acquisitions [Member]
Business Acquisition [Line Items]
Cash purchase price for company's acquired	46.9	40.9	23.2
Business acquisitions completed during the period, number (in number of acquisitions)	4	2	3
Business Combination, Reason for Business Combination	The remaining interest in Scomi Energy Sdn Bhd., previously a Cameron joint venture company, was acquired in order to strengthen the Company's process systems offerings in the Malaysian market. TS-Technology AS, a Norwegian company, was acquired to enhance the Company's water treatment technology offerings. Industrial Machine and Fabrication “IMF” was acquired to enhance the Company's rotating compression aftermarket offerings. The results of Scomi Energy Sdn Bhd, TS-Technology AS businesses, and IMF have been included in the PCS segment since the dates of the respective acquisitions.	to enhance the Company's product offerings in the DPS and V&M segments	to enhance the Company's product offerings or aftermarket services in the DPS and V&M segments
Preliminary goodwill	142.4	23.9	752.7
Preliminary goodwill deductible for income tax purposes	134.2		3.3
Remaining percentage of company available to be purchased (in hundredths)		49.00%
Business Acquisition Purchase Price Allocation [Line Items]
Goodwill	$ 142.4	$ 23.9	$ 752.7
Business Acquisition Natco Group Inc [Member]
Business Acquisition [Line Items]
Percentage of company acquired (in hundredths)			100.00%